Fathom OpCo Predecessor Period Acquisitions - Centex and Laser - Summary of Total Purchase Consideration Transferred (Details) $ in Thousands	Apr. 30, 2021 USD ($)
Centex [Member]
Business Acquisition [Line Items]
Cash	$ 11,774
Fair value of total consideration transferred	11,774
Laser [Member]
Business Acquisition [Line Items]
Cash	6,946
Fair value of total consideration transferred	6,946
Centex and Laser [Member]
Business Acquisition [Line Items]
Cash	18,720
Fair value of total consideration transferred	$ 18,720